Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.6%
Security	Principal Amount (000's omitted)	Value
AASET, Series 2025-1A, Class A, 5.943%, 2/16/50(1)	$280	$ 285,491
Acacia LLC, Series 2025-1, Class B, 6.21%, 11/15/37(1)	1,083	1,084,197
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	295	297,391
Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.72%, 6/7/55(1)	1,231	1,242,973
ARES LII CLO Ltd., Series 2019-52A, Class DRR, 6.169%, (3 mo. SOFR + 2.50%), 4/22/31(1)(2)	1,750	1,752,623
Babson CLO Ltd., Series 2022-4A, Class D1R, 6.918%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	1,000	1,007,912
Ballyrock CLO 16 Ltd., Series 2021-16A, Class DR, 8.818%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	1,000	956,463
Barings CLO Ltd., Series 2025-1A, Class E, 8.268%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	1,001,681
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.604%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	500	504,882
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 7.918%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,000	1,005,200
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.059%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	500	503,030
Bridge Trust:
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	448,211
Series 2025-SFR1, Class E, 4.35%, 9/17/42(1)	438	410,601
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.268%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,005,964
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	964	986,431
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)	890	893,776
Series 2025-2A, Class M, 8.72%, 11/20/55(1)	1,000	993,877
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class DR, 10.629%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	250	246,767
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	59	67,372
Crown City CLO III, Series 2021-1A, Class C, 7.229%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	990,418
DataBank Issuer, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)(3)	1,560	1,570,769
Eldridge CLO Ltd.:
Series 2025-2A, Class D1, 6.486%, (3 mo. SOFR + 2.85%), 1/20/39(1)(2)	1,000	1,013,119
Series 2025-2A, Class E, 8.886%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	507,588
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 6.518%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	1,500	1,510,506
Security	Principal Amount (000's omitted)	Value
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 7.468%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	$1,000	$ 1,004,130
Empower CLO Ltd., Series 2024-1A, Class D1, 7.418%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	1,000	1,005,237
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.218%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	800	802,409
Gracie Point International Funding LLC, Series 2025-1A, Class C, 6.55%, (30-day SOFR Average + 2.75%), 8/15/28(1)(2)	330	330,788
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/56(1)	1,100	1,082,742
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 6.922%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,506,559
Series 2024-3A, Class D1, 6.968%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,008,839
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,247	1,230,703
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	727	731,188
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.907%, (30-day SOFR Average + 2.20%), 10/15/29(1)(2)	880	887,589
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.527%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	1,354	1,357,246
Series 2025-GT1, Class B, 7.227%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	270	272,202
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,508,724
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.272%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	955,014
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.572%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,825
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1R, (3 mo. SOFR + 3.25%), 4/20/35(1)(4)	1,000	1,001,000
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	750	764,807
OCP CLO Ltd., Series 2024-32A, Class D1, 7.421%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,000	1,005,940
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 7.722%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	1,200	1,203,679
Phantom Aviation, Series 2026-1, Class B, 6.027%, 1/15/51(1)(3)	995	997,753
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.123%, (1 mo. SOFR + 2.45%), 8/26/30(1)(2)	1,315	1,320,823
PRMI Securitization Trust, Series 2025-PHL1, Class A3, 6.355%, (30-day SOFR Average + 2.33%), 6/25/55(1)(2)	1,200	1,205,120

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RR 35 Ltd., Series 2024-35A, Class D, 9.022%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	$2,500	$ 2,527,417
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(5)	835	833,933
Santander Bank Auto Credit-Linked Notes:
Series 2024-B, Class F, 8.881%, 1/18/33(1)	768	786,290
Series 2025-A, Class E, 6.274%, 1/16/34(1)	1,500	1,504,451
SCF Equipment Leasing LLC, Series 2025-2A, Class E, 6.21%, 6/20/36(1)	1,367	1,405,545
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 6.818%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	1,000	1,009,347
STAR Trust:
Series 2021-SFR1, Class F, 6.196%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	340	340,078
Series 2025-SFR5, Class D, 6.131%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	459	459,600
Series 2025-SFR5, Class E, 6.631%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	230	229,941
Series 2025-SFR6, Class D, 6.081%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	674	676,948
Tricon Residential Trust, Series 2025-SFR1, Class E, 6.18%, (1 mo. SOFR + 2.50%), 3/17/42(1)(2)	422	422,350
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	1,295	1,298,928
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class B, 4.929%, 6/28/50(1)	635	753,873
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	517,572
Windhill CLO 5 Ltd., 13.00%, 10/22/35	1,167	1,186,646
Wingspire Equipment Finance LLC, Series 2025-1A, Class E, 7.45%, 9/20/33(1)	1,000	1,001,318
Total Asset-Backed Securities (identified cost $57,302,410)		$ 57,675,796

Collateralized Mortgage Obligations — 8.4%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.085%, 11/25/68(1)(6)	$370	$ 377,245
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(6)	509	513,937
Series 2024-NQM6, Class B1A, 7.273%, 1/25/70(1)(6)	459	469,515
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	500	504,045
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(5)	500	504,553
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust:
Series 2025-HB16, Class M3, 3.00%, 3/25/35(1)(6)	$669	$ 641,385
Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(6)	1,000	944,810
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(5)	500	507,698
CFMT LLC:
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(6)	470	455,808
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(6)	625	612,623
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(6)	689	668,128
Champs Trust:
Series 2024-1, Class A, 6.908%, 7/25/59(1)(6)	845	871,614
Series 2024-2, Class A, 8.753%, 11/25/59(1)(6)	869	899,071
Series 2024-3, Class A, 6.582%, 1/25/60(1)(6)	1,017	1,055,761
Series 2025-1, Class A, 8.164%, 4/25/60(1)(6)	1,214	1,262,851
Series 2025-2, Class A, 8.319%, 10/25/60(1)(6)	1,554	1,612,645
Cross Mortgage Trust:
Series 2025-H2, Class B1A, 6.626%, 3/25/70(1)(6)	1,346	1,361,682
Series 2025-H5, Class B1A, 6.975%, 7/25/70(1)(6)	1,235	1,252,550
EFMT:
Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	829	815,640
Series 2025-NQM2, Class M1A, 6.268%, 6/25/70(1)(6)	823	834,545
Series 2025-NQM3, Class B2, 7.336%, 8/25/70(1)(6)	1,000	996,141
Series 2025-NQM3, Class M1A, 6.052%, 8/25/70(1)(6)	808	819,288
Series 2025-NQM3, Class M1B, 6.451%, 8/25/70(1)(6)	1,619	1,641,412
FARM Mortgage Trust, Series 2022-1, Class B, 2.957%, 1/25/52(1)(6)	828	630,938
HTAP Issuer Trust, Series 2025-1, Class A, 6.50%, 11/25/42(1)	1,218	1,224,745
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(6)	634	642,786
JPM Lending Facility, 10.671%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,244,925
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.423%,(1 mo. SOFR + 2.75%), 12/19/30(1)(2)	860	865,296
MFA Trust, Series 2025-NQM3, Class M1, 6.131%, 8/25/70(1)(6)	879	884,882
MFRA Trust:
Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(6)	459	470,848
Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(6)	1,000	1,005,500
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	757	773,057
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(6)	500	482,904

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PRET Trust, Series 2025-RPL5, Class M1, 4.15% to 10/25/27, 1/25/70(1)(5)	$564	$ 513,740
PRMI Securitization Trust, Series 2025-CMG1, Class M1, 6.587%,(30-day SOFR Average + 2.80%), 12/25/55(1)(2)	430	431,385
PRPM Fundido DAC:
Series 2025-2A, Class C, 0.00%, (3 mo. EURIBOR + 2.00%), 1/29/75(1)(2)	445	518,967
Series 2025-2A, Class D, 0.00%, (3 mo. EURIBOR + 2.50%), 1/29/75(1)(2)	500	569,117
PRPM LLC:
Series 2024-NQM1, Class B1, 7.393%, 12/25/68(1)(6)	1,000	1,013,979
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(6)	459	470,531
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	467	453,900
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	375	363,524
Series 2025-RPL2, Class M1, 3.75% to 4/25/26, 4/25/55(1)(5)	461	442,247
PRPM Trust:
Series 2025-NQM3, Class M1, 6.188%, 5/25/70(1)(6)	539	546,706
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(6)	1,104	1,126,165
Series 2025-NQM5, Class M1, 5.903%, 10/25/70(1)(6)	875	880,194
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(6)	1,000	908,506
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	750	751,849
Santander Mortgage Asset Receivable Trust:
Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(6)	897	915,706
Series 2025-NQM5, Class M1, 6.042%, 8/25/65(1)(6)	1,740	1,752,094
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	1,246	1,257,545
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(6)	1,041	991,438
Total Collateralized Mortgage Obligations (identified cost $40,956,934)		$ 41,756,421

Commercial Mortgage-Backed Securities — 4.0%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, , 12/10/41(1)(6)	750	$ 789,432
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.545%, 2/15/50(1)(6)	1,000	736,858
Security	Principal Amount* (000's omitted)		Value
BFLD Commercial Mortgage Trust:
Series 2025-660F, Class C, 5.83%, (1 mo. SOFR + 2.15%), 11/15/42(1)(2)		355	$ 357,090
Series 2025-660F, Class D, 6.43%, (1 mo. SOFR + 2.75%), 11/15/42(1)(2)		445	449,085
BX Trust, Series 2025-GW, Class E, 7.33%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)		870	878,233
Caister Finance DAC, Series 1A, Class C, 6.696%, (SONIA + 2.84%), 8/17/35(1)(2)	GBP	700	961,688
CSMC Trust, Series 2022-CNTR, Class A, 7.625%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		1,000	663,750
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(6)		923	952,812
Extended Stay America Trust:
Series 2025-ESH, Class D, 6.28%, (1 mo. SOFR + 2.60%), 10/15/42(1)(2)		375	379,188
Series 2025-ESH, Class E, 7.03%, (1 mo. SOFR + 3.35%), 10/15/42(1)(2)		350	355,211
Series 2025-ESH, Class F, 7.78%, (1 mo. SOFR + 4.10%), 10/15/42(1)(2)		300	304,840
Series 2026-ESH2, Class D, (1 mo. SOFR + 2.25%), 2/15/43(1)(4)		430	433,926
Series 2026-ESH2, Class F, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)		350	354,744
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.93%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		500	505,674
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.019%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		1,100	1,108,722
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(6)		1,000	1,011,951
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 6.53%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		1,780	1,794,242
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class B, 3.771%, , 6/10/27(1)		150	6,299
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.036%, , 9/15/47(1)(6)		750	690,377
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.121%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		895	899,915
ORL Trust, Series 2024-GLKS, Class E, 6.87%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		344	346,258
Sirius Logistics U.K. DAC, Series 2026-1A, Class D, 0.00%, (SONIA + 2.55%), 11/17/35(1)(4)	GBP	1,500	2,058,018
Taurus U.K. DAC, Series 2025-UK3A, Class E, 7.527%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	500	684,337
VCC Trust, Series 2025-MC1, Class A1, 8.163%, 5/25/55(1)(5)		800	795,803
Vita Scientia DAC, Series 2022-1A, Class D, 4.556%, (3 mo. EURIBOR + 2.49%), 2/27/33(1)(2)	EUR	450	530,788

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, , 7/15/48(1)	1,700	$ 1,621,455
Willowbrook Mall, Series 2025-WBRK, Class D, 6.075%, , 3/5/35(1)(6)	459	460,238
Total Commercial Mortgage-Backed Securities (identified cost $20,202,594)		$ 20,130,934

Common Stocks — 0.4%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.3%
Luxco Co. Ltd.(7)	2,251	$ 43,025
Range Red Acquisitions LLC, Class A1(7)(8)(9)	974	1,356,256
		$ 1,399,281
Energy — 0.1%
Enviva LLC(7)(10)	17,982	$ 273,102
		$ 273,102
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(7)(9)	4,582	$ 0
		$ 0
Oil and Gas — 0.0%†
Frontera Energy Corp.	15,961	$ 110,185
		$ 110,185
Pharmaceuticals — 0.0%†
Keenova Therapeutics PLC(7)	109	$ 10,497
Mallinckrodt International Finance SA(7)(9)	1,976	203,528
Par Health, Inc.(7)(9)	2,085	18,504
		$ 232,529
Total Common Stocks (identified cost $2,418,164)		$ 2,015,097

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)		Value
Internet Software & Services — 0.3%
Delivery Hero SE:
Series B, 2.125%, 3/10/29(11)	EUR	600	$ 663,209
3.25%, 2/21/30(11)	EUR	500	575,492
Total Convertible Bonds (identified cost $1,118,969)			$ 1,238,701

Corporate Bonds — 45.3%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 289,016
7.25%, 7/1/31(1)		536	569,722
Czechoslovak Group AS, 5.25%, 1/10/31(1)	EUR	780	968,759
TransDigm, Inc., 4.625%, 1/15/29		1,023	1,017,353
			$ 2,844,850
Air Transport — 0.2%
Gatwick Airport Finance PLC, 6.00%, 11/21/30(11)	GBP	575	$ 792,902
			$ 792,902
Airlines — 0.1%
United Airlines Holdings, Inc., 5.375%, 3/1/31(3)		150	$ 151,677
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)		605	574,521
			$ 726,198
Apparel & Luxury Goods — 1.3%
Beach Acquisition Bidco LLC:
5.25%, 7/15/32(1)	EUR	1,740	$ 2,116,828
10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(12)		2,472	2,721,155
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	809,017
PrestigeBidCo GmbH, 5.766%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(11)	EUR	565	676,249
			$ 6,323,249
Automotive — 1.1%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)		683	$ 664,116

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(11)	EUR	300	$ 379,756
Forvia SE, 8.00%, 6/15/30(1)		550	587,455
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(12)		250	253,178
6.75%, (6.75% cash or 7.50% PIK), 11/15/29(11)(12)	EUR	382	479,608
7.75%, (7.75% cash or 8.50% PIK), 11/15/30(1)(12)		200	210,419
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(11)(12)	EUR	205	252,429
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)		525	546,032
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)		475	512,084
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,190	587,937
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	577,395
4.875%, 11/15/31(1)		239	230,577
			$ 5,280,986
Building and Development — 2.1%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)		601	$ 632,411
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)		760	791,121
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)		725	735,043
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,623	1,681,959
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)		700	717,587
8.375%, 10/1/33(1)		710	726,160
LBM Acquisition LLC:
6.25%, 1/15/29(1)		261	241,285
9.50%, 6/15/31(1)		700	738,058
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,040	1,079,355
Miller Homes Group Finco PLC, 6.314%, (3 mo. EURIBOR + 4.25%), 10/15/30(2)(11)	EUR	520	623,911
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		741	733,958
6.375%, 11/1/32(1)		519	531,543
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/28(1)		1,002	1,005,770
8.875%, 11/15/31(1)		250	266,671
			$ 10,504,832
Building Materials — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	$ 1,173,356
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)		609	631,905
Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Quikrete Holdings, Inc.: (continued)
6.75%, 3/1/33(1)		728	$ 756,700
			$ 2,561,961
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	$ 257,987
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	915,865
			$ 1,173,852
Cable and Satellite Television — 0.7%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 625,141
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	536,071
4.25%, 1/15/34(1)		1,278	1,080,773
4.50%, 8/15/30(1)		726	682,873
4.75%, 3/1/30(1)		183	174,936
DISH Network Corp., 11.75%, 11/15/27(1)		397	411,081
			$ 3,510,875
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 855,395
			$ 855,395
Chemicals — 1.0%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(12)		792	$ 822,531
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,116,182
FIS Fabbrica Italiana Sintetici SpA:
5.25%, 2/5/31(1)(3)	EUR	420	500,207
2/5/31(1)(4)	EUR	120	142,239
Italmatch Chemicals SpA, 6.25%, 2/5/31(3)(11)	EUR	310	369,542
Olympus Water U.S. Holding Corp.:
6.125%, 2/15/33(1)	EUR	1,355	1,613,072
7.25%, 2/15/33(1)		600	598,013
			$ 5,161,786
Chemicals and Plastics — 1.3%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(11)	EUR	326	$ 391,205
Avient Corp.:
6.25%, 11/1/31(1)		325	334,354
7.125%, 8/1/30(1)		760	784,544
Celanese U.S. Holdings LLC:
7.20%, 11/15/33		1,630	1,725,407

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Celanese U.S. Holdings LLC: (continued)
7.375%, 2/15/34		230	$ 234,195
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		810	827,998
INEOS Finance PLC:
6.375%, 4/15/29(11)	EUR	400	412,071
7.25%, 3/31/31(11)	EUR	340	339,393
Italmatch Chemicals SpA:
7.519%, (3 mo. EURIBOR + 5.50%), 2/6/28(2)(11)	EUR	200	237,715
10.00%, 2/6/28(11)	EUR	902	1,102,276
			$ 6,389,158
Commercial Services — 2.6%
Aegis Lux 1a SARL, 5.625% PIK, 10/29/31(1)(12)	EUR	500	$ 600,948
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(11)	GBP	580	783,802
AMN Healthcare, Inc., 4.00%, 4/15/29(1)		562	537,862
Block, Inc.:
5.625%, 8/15/30(1)		390	397,156
6.00%, 8/15/33(1)		280	286,148
Champions Financing, Inc., 8.75%, 2/15/29(1)		306	297,065
Cimpress PLC, 7.375%, 9/15/32(1)		530	544,881
Currenta Group Holdings SARL, 6.064%, (3 mo. EURIBOR + 4.00%), 5/15/32(1)(2)	EUR	1,020	1,216,136
Herc Holdings, Inc.:
5.75%, 3/15/31(1)		100	100,769
6.00%, 3/15/34(1)		120	120,675
7.00%, 6/15/30(1)		400	420,073
7.25%, 6/15/33(1)		340	359,989
IPD 3 BV, 5.50%, 6/15/31(1)	EUR	890	1,053,488
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,321,303
Multiversity SpA, 7.125%, 5/17/31(1)	EUR	715	892,932
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	878,539
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
5.50%, 5/15/33(11)	EUR	245	296,292
6.75%, 8/15/32(1)		537	548,141
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)		490	512,362
VT Topco, Inc., 8.50%, 8/15/30(1)		708	725,997
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,201	1,263,450
			$ 13,158,008
Computers — 1.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(11)	EUR	880	$ 1,035,437
Security	Principal Amount* (000's omitted)		Value
Computers (continued)
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,217	$ 1,283,227
Atos SE:
5.20% to 12/18/26, 12/18/30(5)(11)	EUR	460	564,780
9.36% to 12/18/26, 12/18/29(5)(11)	EUR	1,043	1,407,374
CACI International, Inc., 6.375%, 6/15/33(1)		375	389,545
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,025	1,088,113
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	687,480
Science Applications International Corp., 5.875%, 11/1/33(1)		330	332,811
			$ 6,788,767
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)		1,693	$ 1,695,635
			$ 1,695,635
Containers and Glass Products — 0.5%
Ardagh Group SA, 9.50%, 12/1/30(1)		950	$ 1,027,212
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(11)	EUR	580	660,625
5.00%, 1/30/31(11)	EUR	415	502,465
6.25%, 1/30/31(1)		200	205,654
			$ 2,395,956
Cosmetics & Personal Care — 0.1%
Opal Bidco SAS, 5.50%, 3/31/32(1)	EUR	490	$ 597,171
			$ 597,171
Distribution & Wholesale — 0.3%
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	$ 1,109,848
Wolseley Group Finco PLC, 9.75%, 1/31/31(11)	GBP	380	517,188
			$ 1,627,036
Diversified Financial Services — 1.3%
Azorra Finance Ltd., 7.25%, 1/15/31(1)		465	$ 487,340
CI Financial Corp., 4.10%, 6/15/51		525	364,342
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	864,334
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)		566	593,624
Rocket Cos., Inc.:
6.125%, 8/1/30(1)		435	445,616
6.375%, 8/1/33(1)		650	675,162
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		1,022	987,704
4.00%, 10/15/33(1)		65	59,723

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sherwood Financing PLC, 7.625%, 12/15/29(11)	EUR	620	$ 728,461
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)		615	639,252
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)		155	153,226
UWM Holdings LLC:
6.25%, 3/15/31(1)		511	508,091
6.625%, 2/1/30(1)		75	75,696
			$ 6,582,571
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc., 7.00%, 3/31/34(1)		194	$ 200,943
Virgin Media Secured Finance PLC:
4.125%, 8/15/30(11)	GBP	1,425	1,776,707
4.25%, 1/15/30(11)	GBP	896	1,144,622
4.50%, 8/15/30(1)		200	184,914
			$ 3,307,186
Drugs — 0.5%
Endo Finance Holdings LP, 8.50%, 4/15/31(1)		264	$ 279,670
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	320,361
5.375%, 9/30/32	EUR	1,475	1,752,370
			$ 2,352,401
Ecological Services and Equipment — 0.6%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(11)	EUR	800	$ 950,778
7.375%, 6/15/31(11)	GBP	470	654,696
Luna 2 5SARL, 5.50%, 7/1/32(11)	EUR	650	787,962
Reworld Holding Corp., 4.875%, 12/1/29(1)		839	812,908
			$ 3,206,344
Electric — 0.5%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 345,784
VoltaGrid LLC, 7.375%, 11/1/30(1)		1,007	1,020,470
XPLR Infrastructure Operating Partners LP:
7.25%, 1/15/29(1)		585	603,956
8.375%, 1/15/31(1)		411	431,951
8.625%, 3/15/33(1)		303	318,025
			$ 2,720,186
Electric Utilities — 1.1%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,289,460
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	895	$ 1,076,786
6.375%, 2/15/32(1)		465	464,207
TransAlta Corp., 5.875%, 2/1/34		390	390,505
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	627,621
6.375%, 3/15/33(1)		390	406,327
6.625%, 3/15/32(1)		610	638,148
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)		355	362,035
			$ 5,255,089
Electronics/Electrical — 0.1%
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		439	$ 429,693
6.625%, 7/15/32(1)		200	209,092
			$ 638,785
Energy — 1.0%
Sunoco LP:
4.50%, 10/1/29(1)		480	$ 470,931
4.625%, 5/1/30(1)		292	284,901
5.875%, 3/15/34(1)		365	366,144
7.25%, 5/1/32(1)		445	470,889
7.875% to 9/18/30(1)(13)(14)		2,335	2,406,544
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	574,151
4.50%, 4/30/30		372	363,461
			$ 4,937,021
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 582,858
Artera Services LLC, 8.50%, 2/15/31(1)		665	540,972
OHL Operaciones SA, 9.75%, (5.10% cash and 4.65% PIK), 12/31/29(11)	EUR	390	435,284
TopBuild Corp., 4.125%, 2/15/32(1)		976	928,675
VM Consolidated, Inc., 5.50%, 4/15/29(1)		642	631,914
			$ 3,119,703
Entertainment — 2.7%
Allwyn Entertainment Financing U.K. PLC:
4.125%, 2/15/31(1)	EUR	1,620	$ 1,902,239
7.25%, 4/30/30(11)	EUR	942	1,170,930
Betclic Everest Group SAS, 5.125%, 12/10/31(3)(11)	EUR	850	1,018,479

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		255	$ 253,621
Cirsa Finance International SARL, 4.875%, 10/15/31(1)	EUR	775	939,447
CPUK Finance Ltd.:
6.875%, 8/28/32(11)	GBP	190	263,630
7.875%, 8/28/29(11)	GBP	825	1,180,176
Flutter Treasury DAC:
5.00%, 4/29/29(11)	EUR	800	975,606
5.875%, 6/4/31(1)		633	641,535
Intralot Capital Luxembourg SA, 6.75%, 10/15/31(11)	EUR	885	1,036,306
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		1,225	1,278,110
Motion Bondco DAC, 6.625%, 11/15/27(1)		280	265,937
Motion Finco SARL, 8.375%, 2/15/32(1)		277	238,910
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(1)		380	385,941
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		497	497,603
Voyager Parent LLC, 9.25%, 7/1/32(1)		1,195	1,270,106
Warnermedia Holdings, Inc.:
4.054%, 3/15/29		92	89,297
5.05%, 3/15/42		201	141,705
			$ 13,549,578
Financial Intermediaries — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(14)		1,178	$ 1,171,462
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		604	563,740
Ford Motor Credit Co. LLC:
5.113%, 5/3/29		335	337,717
5.303%, 9/6/29		360	364,836
			$ 2,437,755
Food Products — 0.5%
Froneri Lux FinCo SARL, 4.75%, 8/1/32(11)	EUR	775	$ 927,597
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	721,738
La Doria SpA, 5.401%, 12/30/30(2)(11)	EUR	700	837,777
			$ 2,487,112
Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)		293	$ 279,730
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(1)		1,135	1,212,667
			$ 1,492,397
Security	Principal Amount* (000's omitted)		Value
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 4.50%, 11/30/32(11)	EUR	310	$ 367,665
			$ 367,665
Health Care — 1.7%
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.891%, (3 mo. EURIBOR + 3.875%), 1/15/31(2)(11)	EUR	540	$ 647,892
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)		615	552,136
Cidron Atrium SE, 5.625%, 2/15/33(3)(11)	EUR	150	177,280
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		600	611,155
Global Medical Response, Inc., 7.375%, 10/1/32(1)		504	521,496
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		258	269,091
IQVIA, Inc., 6.25%, 6/1/32(1)		697	725,019
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		792	769,726
10.00%, 6/1/32(1)		140	147,878
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		60	55,387
3.875%, 5/15/32(1)		345	310,739
6.25%, 1/15/33(1)		242	243,872
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		530	534,273
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		373	377,853
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		908	960,815
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)(3)		75	75,000
Tenet Healthcare Corp.:
5.50%, 11/15/32(1)		290	293,122
6.00%, 11/15/33(1)		150	154,425
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		860	864,841
			$ 8,292,000
Health Care Providers & Services — 0.1%
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		435	$ 449,883
			$ 449,883
Health Care Technology — 0.3%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		1,750	$ 1,698,776
			$ 1,698,776
Home Furnishings — 0.3%
Somnigroup International, Inc., 3.875%, 10/15/31(1)		1,322	$ 1,234,706
			$ 1,234,706

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate — 0.3%
New Home Co., Inc.:
8.50%, 11/1/30(1)		496	$ 517,277
9.25%, 10/1/29(1)		672	708,946
			$ 1,226,223
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, 10/1/31(1)		153	$ 157,452
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)		515	525,424
Asurion LLC & Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)		890	930,454
8.375%, 2/1/34(1)		75	75,893
Fidus Re Ltd., 6.147%, (1 mo. U.S. T-Bill Rate + 2.50%), 1/8/42(1)(2)		2,295	2,295,631
Galaxy Bidco Ltd., 8.125%, 12/19/29(11)	GBP	440	633,143
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	720,352
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	737,440
			$ 6,075,789
Internet Software & Services — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 265,761
6.125%, 12/1/28(1)		853	834,715
Cars.com, Inc., 6.375%, 11/1/28(1)		819	819,938
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	587,368
Snap, Inc., 6.875%, 3/1/33(1)		716	735,246
United Group BV:
6.25%, 1/31/32(1)	EUR	210	255,206
6.50%, 10/31/31(11)	EUR	400	492,489
6.75%, 2/15/31(11)	EUR	200	246,744
			$ 4,237,467
Leisure Goods/Activities/Movies — 0.2%
Acushnet Co., 5.625%, 12/1/33(1)		255	$ 258,035
LHMC Finco 2 SARL, 9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(12)	EUR	733	907,771
			$ 1,165,806
Leisure Time — 0.1%
NCL Corp. Ltd., 6.75%, 2/1/32(1)		555	$ 569,050
			$ 569,050
Security	Principal Amount* (000's omitted)		Value
Lodging and Casinos — 0.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		724	$ 748,699
			$ 748,699
Machinery — 0.5%
IMA Industria Macchine Automatiche SpA, 5.766%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(11)	EUR	915	$ 1,091,399
King U.S. Bidco, Inc., 5.24%, 12/1/32(1)(2)	EUR	1,060	1,263,267
			$ 2,354,666
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51		145	$ 92,813
3.90%, 6/1/52		310	202,652
CSC Holdings LLC:
3.375%, 2/15/31(1)		574	342,662
4.125%, 12/1/30(1)		373	226,509
11.75%, 1/31/29(1)		395	288,268
Discovery Communications LLC:
3.625%, 5/15/30		184	170,211
4.125%, 5/15/29		115	111,808
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	924,241
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)		669	692,392
Summer BidCo BV:
8.875%, 1/31/31(1)	EUR	540	650,061
10.00%, (10.00% cash or 10.75% PIK), 2/15/29(11)(12)	EUR	572	682,165
Univision Communications, Inc.:
8.50%, 7/31/31(1)		150	156,518
9.375%, 8/1/32(1)		451	485,784
Versant Media Group, Inc., 7.25%, 1/30/31(1)		580	594,764
			$ 5,620,848
Metals/Mining — 0.9%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		962	$ 1,061,244
Compass Minerals International, Inc.:
6.75%, 12/1/27(1)		155	155,156
8.00%, 7/1/30(1)		567	601,721
First Quantum Minerals Ltd.:
7.25%, 2/15/34(1)		250	262,833
8.00%, 3/1/33(1)		285	306,179
9.375%, 3/1/29(1)		873	916,942
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)		503	502,818

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	$ 311,249
9.50%, 10/6/28(1)		300	310,205
			$ 4,428,347
Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 694,008
			$ 694,008
Oil and Gas — 1.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		456	$ 480,061
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)		170	169,952
Crescent Energy Finance LLC:
7.875%, 4/15/32(1)		250	248,886
9.75%, 10/15/30(1)		215	228,811
DBR Land Holdings LLC, 6.25%, 12/1/30(1)		380	389,500
Permian Resources Operating LLC, 6.25%, 2/1/33(1)		375	386,532
SM Energy Co.:
7.00%, 8/1/32(1)		580	581,840
8.625%, 11/1/30(1)		1,023	1,082,606
Transocean International Ltd.:
7.875%, 10/15/32(1)		75	79,148
8.25%, 5/15/29(1)		579	590,241
8.75%, 2/15/30(1)		163	169,738
WBI Operating LLC:
6.25%, 10/15/30(1)		755	761,112
6.50%, 10/15/33(1)		545	550,537
			$ 5,718,964
Packaging & Containers — 0.4%
Fiber Midco SpA, 10.75% PIK, 6/15/29(1)	EUR	950	$ 881,396
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC:
8.25%, 5/15/30(1)	EUR	650	738,204
9.50%, 5/15/30(1)		501	483,954
			$ 2,103,554
Pharmaceuticals — 1.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)		1,001	$ 1,028,289
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		282	297,290
Bayer AG, 5.375% to 6/25/30, 3/25/82(11)(14)	EUR	400	494,517
Grifols SA, 7.50%, 5/1/30(11)	EUR	1,054	1,311,230
Security	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding GmbH, 5.276% (3 mo. EURIBOR + 3.25%), 10/15/32(1)(2)	EUR	315	$ 375,646
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(12)		387	395,022
Rossini SARL, 6.75%, 12/31/29(11)	EUR	555	687,292
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	EUR	286	350,550
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		1,506	1,153,291
6.00%, 12/1/32		375	392,826
			$ 6,485,953
Pipelines — 0.8%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)		612	$ 627,304
8.25%, 1/15/32(1)		649	684,472
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	687,526
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)		540	560,679
8.375%, 2/15/32(1)		152	159,186
Plains All American Pipeline LP, Series B, 8.223%, (3 mo. SOFR + 4.372%)(2)(13)		926	924,812
Venture Global LNG, Inc., 9.00% to 9/30/29(1)(13)(14)		286	251,778
			$ 3,895,757
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 327,647
7.375%, 9/1/31(1)		290	305,068
8.00%, 8/1/29(1)		606	613,277
			$ 1,245,992
Real Estate Investment Trusts (REITs) — 1.5%
Adler Financing SARL, 8.25% PIK, 12/31/28	EUR	628	$ 825,758
Alexandrite Lake Lux Holdings SARL:
6.75%, 7/30/30(1)	EUR	490	587,122
6.75%, 7/30/30(11)	EUR	160	191,713
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(11)	EUR	1,200	1,533,762
Alstria Office AG, 4.25%, 10/15/29(11)	EUR	400	473,692
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	648,420
8.875%, 9/1/31(1)		594	633,405

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
Essendi SA, 6.375%, 10/15/29(11)	EUR	1,050	$ 1,306,867
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,285	1,356,963
			$ 7,557,702
Retail — 1.7%
B&M European Value Retail SA:
4.00%, 11/15/28(11)	GBP	200	$ 265,002
8.125%, 11/15/30(11)	GBP	400	574,052
Boots Group Finco LP:
5.375%, 8/31/32(11)	EUR	320	392,167
7.375%, 8/31/32(11)	GBP	470	667,185
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(11)	GBP	860	1,235,178
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		694	742,120
eG Global Finance PLC, 11.00%, 11/30/28(11)	EUR	600	769,791
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)		602	579,437
9.25%, 1/15/31(1)		210	217,239
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)		259	257,594
Men's Wearhouse LLC, 9.00%, 2/1/31(1)		180	187,376
Park River Holdings, Inc.:
8.00%, 3/15/31(1)		453	467,129
8.75%, 12/31/30(1)		134	133,766
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)		500	513,035
10.00%, 9/15/33(1)		500	520,706
Waga Bondco Ltd., 8.50%, 6/15/30(11)	GBP	405	492,728
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)		499	518,610
			$ 8,533,115
Retailers (Except Food and Drug) — 0.2%
Bath & Body Works, Inc., 6.875%, 11/1/35		410	$ 415,060
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	720,466
			$ 1,135,526
Software — 0.6%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		592	$ 509,369
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	342,205
9.00%, 9/30/29(1)		959	969,502
TeamSystem SpA, 5.516%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	1,029	1,218,830
			$ 3,039,906
Security	Principal Amount* (000's omitted)		Value
Specialty Retail — 0.0%†
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31(1)(3)		125	$ 125,445
			$ 125,445
Steel — 0.5%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)		565	$ 589,946
7.50%, 9/15/31(1)		435	459,325
7.625%, 1/15/34(1)		240	251,524
Commercial Metals Co.:
5.75%, 11/15/33(1)		235	239,034
6.00%, 12/15/35(1)		235	240,212
TMS International Corp., 6.25%, 4/15/29(1)		878	859,193
			$ 2,639,234
Telecommunications — 2.0%
Cipher Compute LLC, 7.125%, 11/15/30(1)		505	$ 520,989
EchoStar Corp., 10.75%, 11/30/29		904	991,158
Fibercop SpA:
5.125%, 6/30/32(11)	EUR	220	267,313
7.20%, 7/18/36(1)		817	828,699
Iliad Holding SAS, 6.875%, 4/15/31(11)	EUR	240	304,317
Maticmind SpA, 7.299%, 12/31/32(2)(11)	EUR	640	755,673
Odido Group Holding BV, 5.50%, 1/15/30(11)	EUR	600	718,063
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	265,148
Stagwell Global LLC, 5.625%, 8/15/29(1)		106	102,860
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)		510	515,373
8.625%, 6/15/32(1)(3)		225	226,909
Uniti Services LLC, 7.50%, 10/15/33(1)		1,642	1,696,101
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(11)	GBP	840	1,118,164
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)		100	104,814
WULF Compute LLC, 7.75%, 10/15/30(1)		506	528,239
Zegona Finance PLC, 8.625%, 7/15/29(1)		1,048	1,108,022
			$ 10,051,842
Transportation — 0.8%
Edge Finco PLC, 8.125%, 8/15/31(11)	GBP	1,394	$ 2,041,417
InPost SA, 4.00%, 4/1/31(11)	EUR	325	377,045
Seaspan Corp., 5.50%, 8/1/29(1)		923	878,665
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		740	776,186
			$ 4,073,313

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities — 1.1%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	411	$ 398,664
NRG Energy, Inc.:
3.875%, 2/15/32(1)	118	110,574
5.75%, 1/15/34(1)	409	411,905
6.00%, 2/1/33(1)	505	514,930
6.00%, 1/15/36(1)	765	773,344
6.25%, 11/1/34(1)	335	344,079
10.25% to 3/15/28(1)(13)(14)	635	699,586
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	446,603
5.00%, 1/31/28(1)	450	451,330
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	193	190,674
6.875%, 4/15/32(1)	1,103	1,159,529
		$ 5,501,218
Total Corporate Bonds (identified cost $217,663,705)		$225,746,199

Preferred Stocks — 0.0%†
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(7)	2,137	$ 47,014
Series G1(7)	1,477	35,817
Total Preferred Stocks (identified cost $74,087)		$ 82,831

Senior Floating-Rate Loans — 29.2%(15)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	1,858	$ 1,859,436
		$ 1,859,436
Airlines — 0.2%
American Airlines, Inc., Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	968	$ 969,705
		$ 969,705
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 9/12/32		500	$ 501,563
Gloves Buyer, Inc., Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		698	695,778
			$ 1,197,341
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		983	$ 982,883
Autokiniton U.S. Holdings, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		567	566,625
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,505	1,798,142
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,152	1,152,843
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		275	257,067
DexKo Global, Inc.:
Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 10/4/28		157	156,552
Term Loan, 7.917%, (3 mo. USD Term SOFR + 4.25%), 10/4/28		147	146,265
First Brands Group LLC:
DIP Loan, 13.688%, (1 mo. USD Term SOFR + 10.00%), 5.238% Cash, 8.45% PIK, 6/29/26		29	4,397
Term Loan, 3/30/27(16)		300	1,676
LTI Holdings, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		395	396,398
RealTruck Group, Inc., Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		99	77,805
			$ 5,540,653
Automobiles — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		516	$ 517,364
MajorDrive Holdings IV LLC, Term Loan, 7.934%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		235	224,455
			$ 741,819
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 1/28/31(16)		200	$ 201,000
Alltech, Inc., Term Loan, 8.036%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		489	492,425
			$ 693,425

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	693	$ 693,780
		$ 693,780
Building Products — 1.1%
Associated Materials, Inc., Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	1,317	$ 1,158,269
Cornerstone Building Brands, Inc., Term Loan, 8.18%, (1 mo. USD Term SOFR + 4.50%), 5/15/31	486	336,050
CP Atlas Buyer, Inc., Term Loan, 8.922%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	546	537,838
LBM Acquisition LLC:
Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	797	769,384
Term Loan, 8.671%, (1 mo. USD Term SOFR + 5.00%), 6/6/31	125	124,826
MI Windows & Doors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/28/31	489	490,058
Oscar AcquisitionCo LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 4/29/29	390	299,717
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,939	1,848,167
		$ 5,564,309
Capital Markets — 1.1%
AllSpring Buyer LLC, Term Loan, 6.688%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	398	$ 398,793
Focus Financial Partners LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	956	951,625
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	1,539	1,514,463
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/22/31	395	394,321
Mariner Wealth Advisors LLC , Term Loan, 5.936%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	854	856,338
Orion U.S. Finco, Inc., Term Loan, 7.15%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	400	400,710
Osaic Holdings, Inc., Term Loan, 6.595%, (6 mo. USD Term SOFR + 3.00%), 7/30/32	450	447,302
Victory Capital Holdings, Inc., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 9/23/32	299	300,222
		$ 5,263,774
Chemicals — 0.6%
Aruba Investments Holdings LLC, Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 11/24/27	585	$ 545,787
Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 12/20/29	669	$ 669,971
CP Iris HoldCo I, Inc.:
Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	252	250,669
Term Loan, 10/27/32(17)	23	23,171
INEOS U.S. Finance LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	393	284,740
Lonza Group AG, Term Loan, 7.697%, (3 mo. USD Term SOFR + 3.93%), 7/3/28	338	287,737
SCUR-Alpha 1503 GmbH, Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	296	280,036
Tronox Finance LLC, Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	542	467,904
W.R. Grace & Co.-Conn., Term Loan, 8/19/32(16)	400	399,000
		$ 3,209,015
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 6.868%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	584	$ 582,107
EnergySolutions LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	650	652,703
Foundever Group, Term Loan, 7.758%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	350	188,301
Garda World Security Corp., Term Loan, 6.421%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	1,029	1,029,052
GFL Environmental, Inc., Term Loan, 6.273%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	599	599,500
Heritage-Crystal Clean, Inc., Term Loan, 7.423%, (1 mo. USD Term SOFR + 3.75%), 10/17/30	394	396,267
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	389	389,825
Reworld Holding Corp.:
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	344	344,229
Term Loan, 5.925%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	56	55,937
Signal Parent, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	711	530,206
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	496	499,600
		$ 5,267,727
Construction Materials — 0.2%
Gibraltar Industries, Inc., Term Loan, 2/2/33(16)	150	$ 150,375

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		762	$ 763,422
Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		298	298,814
			$ 1,212,611
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 7.206%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		500	$ 502,395
			$ 502,395
Containers & Packaging — 0.4%
Altium Packaging LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		340	$ 325,041
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 4/1/32		794	790,776
Owens-Illinois, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 9/30/32		325	326,321
Trivium Packaging BV, Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 5/28/30	EUR	350	417,142
			$ 1,859,280
Distributors — 0.1%
BradyPlus Holdings LLC, Term Loan, 7.172%, (3 mo. USD Term SOFR + 3.50%), 12/29/32		400	$ 398,332
			$ 398,332
Diversified Consumer Services — 0.4%
Belron Finance 2019 LLC, Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 10/16/31		988	$ 991,981
Fugue Finance BV, Term Loan, 6.572%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		739	735,080
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		0(18)	59
			$ 1,727,120
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 9.047%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		378	$ 378,841
Level 3 Financing, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		500	501,375
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		303	302,391
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc.: (continued)
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	382	$ 381,706
		$ 1,564,313
Electric Utilities — 0.1%
MRP Buyer LLC:
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	597	$ 594,868
Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(17)	76	75,786
		$ 670,654
Electrical Equipment — 0.3%
Dynamo Newco II GmbH, Term Loan, 6.938%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	494	$ 495,153
Kohler Energy Co. LLC, Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/1/31	365	366,090
WEC U.S. Holdings Ltd., Term Loan, 5.70%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	739	739,334
		$ 1,600,577
Electronic Equipment, Instruments & Components — 0.7%
Chamberlain Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 9/8/32	730	$ 730,508
Creation Technologies, Inc., Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	385	381,535
Range Red Operating, Inc.:
Term Loan, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	355	283,670
Term Loan - Second Lien, 11.989%, (3 mo. USD Term SOFR + 8.00%), 10/1/29	1,487	1,189,955
Resilience Parent LLC, Term Loan, 1/21/33(16)	500	500,000
Verifone Systems, Inc., Term Loan, 9.178%, (3 mo. USD Term SOFR + 5.25%), 8/18/28	202	187,269
		$ 3,272,937
Energy Equipment & Services — 0.2%
New Generation Gas Gathering LLC, Term Loan, 9.417%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	955	$ 936,882
		$ 936,882
Engineering & Construction — 0.3%
Artera Services LLC, Term Loan, 8.172%, (3 mo. USD Term SOFR + 4.50%), 2/15/31	296	$ 240,014

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc.:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/17/28	424	$ 424,614
Term Loan, 5/17/28(17)	19	19,494
Green Infrastructure Partners, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	275	275,517
Northstar Group Services, Inc., Term Loan, 8.417%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	592	595,688
		$ 1,555,327
Entertainment — 0.9%
Creative Artists Agency LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	599	$ 598,626
EOC Borrower LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	1,493	1,495,298
Playtika Holding Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/13/28	491	477,573
TKO Worldwide Holdings LLC, Term Loan, 5.868%, (3 mo. USD Term SOFR + 2.00%), 11/21/31	996	999,289
Varsity Brands, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 8/26/31	697	697,371
		$ 4,268,157
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	420	$ 418,258
Synechron, Inc., Term Loan, 7.572%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	596	586,568
		$ 1,004,826
Food Products — 0.5%
Del Monte Foods, Inc.:
DIP Loan, 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	240	$ 231,057
Term Loan, 0.00%, 8/2/28(19)	70	35,007
Term Loan, 0.00%, 8/2/28(19)	62	31,116
Term Loan, 13.275% - 13.28%, (1 mo. USD Term SOFR + 9.50%), 4/2/26	340	273,632
Term Loan - Second Lien, 0.00%, 8/2/28(19)	491	23,331
Froneri Lux Finco SARL, Term Loan, 5.877%, (3 mo. USD Term SOFR + 2.25%), 9/30/32	275	275,021
Nomad Foods Europe Midco Ltd., Term Loan, 6.276%, (6 mo. USD Term SOFR + 2.50%), 10/28/32	1,183	1,184,754
PFI Lower Midco LLC, Term Loan, 7.672%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	200	201,251
		$ 2,255,169
Borrower/Description	Principal Amount* (000's omitted)	Value
Gas Utilities — 0.2%
CQP Holdco LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 12/31/32	499	$ 497,395
Stonepeak Bayou Holdings LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	400	384,500
		$ 881,895
Health Care Equipment & Supplies — 0.3%
Bausch & Lomb Corp., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	498	$ 502,105
Hologic, Inc., Term Loan, 1/14/33(16)	375	372,728
Medline Borrower LP, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	616	618,213
		$ 1,493,046
Health Care Providers & Services — 1.7%
Electron BidCo, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 11/1/28	499	$ 499,641
Ensemble RCM LLC:
Term Loan, 0.00%, 2/9/33	325	324,594
Term Loan, 6.667%, (3 mo. USD Term SOFR + 3.00%), 8/1/29	492	489,019
Global Medical Response, Inc., Term Loan, 7.17%, (3 mo. USD Term SOFR + 3.50%), 10/1/32	300	301,384
Hanger, Inc.:
Term Loan, 10/23/31(16)	310	311,132
Term Loan, 10/23/31(16)	40	40,145
Heartland Dental LLC, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 8/25/32	349	349,633
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	382	382,489
MDVIP, Inc., Term Loan, 6.673%, (1 mo. USD Term SOFR + 3.00%), 10/14/31	149	149,625
MED ParentCo LP, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	498	497,968
National Mentor Holdings, Inc.:
Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	278	278,555
Term Loan, 12/12/30(17)	119	119,381
Pacific Dental Services LLC, Term Loan, 6.175%, (1 mo. USD Term SOFR + 2.50%), 3/15/31	590	590,976
Radnet Management, Inc., Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 4/18/31	985	988,452
Raven Acquisition Holdings LLC:
Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	486	482,130
Term Loan, 11/19/31(17)	35	34,698
Reverb Buyer, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 11/1/28	963	693,640

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Select Medical Corp., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	322	$ 321,885
Surgery Center Holdings, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	983	985,206
U.S. Anesthesia Partners, Inc., Term Loan, 7.814%, (1 mo. USD Term SOFR + 4.00%), 10/1/28	495	495,453
		$ 8,336,006
Health Care Technology — 0.7%
athenahealth Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	863	$ 853,066
Cotiviti Corp., Term Loan, 6.45%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	741	687,396
Imprivata, Inc., Term Loan, 6.672%, (3 mo. USD Term SOFR + 3.00%), 12/1/27	499	499,136
PointClickCare Technologies, Inc., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	599	596,256
Project Ruby Ultimate Parent Corp., Term Loan, 6.536%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	399	396,815
Waystar Technologies, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	345	343,539
		$ 3,376,208
Hotels, Restaurants & Leisure — 2.1%
Betclic Everest Group, Term Loan, 12/10/31(16)	175	$ 175,474
Caesars Entertainment, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	786	782,267
Fertitta Entertainment LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	835	833,765
Flutter Financing BV:
Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	922	922,628
Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 6/4/32	398	397,833
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	496	496,437
Herschend Entertainment Co. LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	299	299,731
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31	298	293,530
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,933	1,935,495
Ontario Gaming GTA LP, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	393	368,482
Peninsula Pacific Entertainment LLC:
Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	511	515,024
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Peninsula Pacific Entertainment LLC: (continued)
Term Loan, 10/1/32(17)	120	$ 120,709
Scientific Games Holdings LP, Term Loan, 6.652%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	394	388,333
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	973	970,603
Spectacle Gary Holdings LLC, Term Loan, 8.086%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	680	659,584
Turquoise Topco Ltd., Term Loan, 9.00%, (U.S. (Fed) Prime Rate + 2.25%), 12/30/32	450	448,875
Voyager Parent LLC, Term Loan, 7.911%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	599	598,539
		$ 10,207,309
Household Durables — 0.1%
Madison Safety & Flow LLC, Term Loan, 6.174%, (1 mo. USD Term SOFR + 2.50%), 9/26/31	310	$ 311,159
PHRG Intermediate LLC, Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	323	317,312
		$ 628,471
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 7/8/31	692	$ 482,319
		$ 482,319
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Supply LLC, Term Loan, 6.353%, (3 mo. USD Term SOFR + 2.50%), 12/15/31	598	$ 599,707
		$ 599,707
Industrial Conglomerates — 0.1%
Columbus McKinnon Corp., Term Loan, 1/21/33(16)	250	$ 248,750
		$ 248,750
Insurance — 1.2%
Acrisure LLC, Term Loan, 6/21/32(16)	400	$ 400,416
Alera Group, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	399	398,469
Alliant Holdings Intermediate LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	402	401,119
AmWINS Group, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	952	951,592
Broadstreet Partners, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	597	594,838

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
IMA Financial Group, Inc., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	349	$ 348,797
Ryan Specialty Group LLC, Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	693	694,012
Trucordia Insurance Holdings LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	274	273,114
Truist Insurance Holdings LLC:
Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	345	344,436
Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	439	442,770
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,156	1,156,030
		$ 6,005,593
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.172%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	816	$ 820,429
X Corp., Term Loan, 10.417%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	647	646,930
		$ 1,467,359
IT Services — 0.8%
Asurion LLC, Term Loan, 7.922%, (1 mo. USD Term SOFR + 4.25%), 9/19/30	987	$ 990,408
Blackhawk Network Holdings, Inc., Term Loan, 7.672%, (3 mo. USD Term SOFR + 4.00%), 3/12/29	349	349,918
Gainwell Acquisition Corp., Term Loan, 7.772%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	405	389,030
Go Daddy Operating Co. LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	158	156,944
NAB Holdings LLC, Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	975	923,204
Newfold Digital Holdings Group, Inc., Term Loan, 7.275%, (1 mo. USD Term SOFR + 3.50%), 4/30/29	392	320,049
Rackspace Finance LLC, Term Loan, 10.045%, (1 mo. USD Term SOFR + 6.25%), 5/15/28	69	68,701
Sedgwick Claims Management Services, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	797	794,820
		$ 3,993,074
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 8.672%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	296	$ 295,755
Hayward Industries, Inc., Term Loan, 6.286%, (1 mo. USD Term SOFR + 2.50%), 5/30/28	987	992,770
Borrower/Description	Principal Amount* (000's omitted)	Value
Leisure Products (continued)
Peloton Interactive, Inc., Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	891	$ 903,406
Recess Holdings, Inc., Term Loan, 7.418%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	491	493,975
		$ 2,685,906
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 12/12/31	499	$ 499,367
		$ 499,367
Machinery — 1.8%
AI Aqua Merger Sub, Inc., Term Loan, 6.652% - 6.854%, (3 mo. USD Term SOFR + 3.00%), 7/31/28	1,029	$ 1,030,077
Apex Tool Group LLC, Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 4/8/31	13	5,618
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32	200	200,497
Barnes Group, Inc., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/27/32	544	545,216
Clark Equipment Co., Term Loan, 5.672%, (3 mo. USD Term SOFR + 2.00%), 4/20/29	521	523,950
Cleanova U.S. Holdings LLC, Term Loan, 0.00%, 6/14/32	175	175,435
Conair Holdings LLC, Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	477	245,320
CPM Holdings, Inc., Term Loan, 8.20%, (1 mo. USD Term SOFR + 4.50%), 9/28/28	490	484,029
EMRLD Borrower LP, Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	1	1,003
Engineered Machinery Holdings, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	809	813,045
Filtration Group Corp., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/21/28	512	513,767
Gates Global LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	642	643,403
LSF12 Helix Parent LLC, Term Loan, 1/21/33(16)	350	349,344
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	661	662,249
Roper Industrial Products Investment Co. LLC, Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/22/29	684	684,904

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
SPX Flow, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 4/5/29	760	$ 761,756
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	1,388	1,392,702
		$ 9,032,315
Media — 0.2%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	722	$ 694,772
Term Loan, 9.54%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	138	139,712
		$ 834,484
Metals/Mining — 0.1%
Arsenal AIC Parent LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	329	$ 330,060
WireCo WorldGroup, Inc., Term Loan, 7.419%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	247	247,268
		$ 577,328
Oil, Gas & Consumable Fuels — 0.6%
Freeport LNG Investments LLLP:
Term Loan, 6.918%, (3 mo. USD Term SOFR + 3.25%), 12/21/28	471	$ 472,089
Term Loan, 2/11/33	650	646,750
GIP Pilot Acquisition Partners LP, Term Loan, 5.646%, (3 mo. USD Term SOFR + 2.00%), 10/4/30	917	918,584
Oryx Midstream Services Permian Basin LLC, Term Loan, 5.924%, (1 mo. USD Term SOFR + 2.25%), 10/5/28	729	730,658
UGI Energy Services LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 2/22/30	335	335,866
		$ 3,103,947
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	589	$ 587,104
		$ 587,104
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,398	$ 1,366,520
Borrower/Description	Principal Amount* (000's omitted)	Value
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	608	$ 608,688
Padagis LLC, Term Loan, 8.658%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	120	110,100
		$ 2,085,308
Professional Services — 0.9%
AAL Delaware Holdco, Inc., Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 7/30/31	523	$ 524,259
Camelot U.S. Acquisition LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 1/31/31	430	397,642
CoreLogic, Inc., Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	398	397,841
Employbridge Holding Co.:
Term Loan, 9.172%, (3 mo. USD Term SOFR + 5.50%), 1/19/30	468	359,909
Term Loan - Second Lien, 8.684%, (3 mo. USD Term SOFR + 4.75%), 1/19/30	737	153,110
First Advantage Holdings LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 10/31/31	485	468,774
Grant Thornton Advisors LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	681	672,881
Heron Bidco, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	225	224,438
Mermaid Bidco, Inc., Term Loan, 7.151%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	447	439,901
Neptune Bidco U.S., Inc., Term Loan, 8.767%, (3 mo. USD Term SOFR + 5.00%), 4/11/29	480	480,997
Tempo Acquisition LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	283	260,881
Trans Union LLC, Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	322	322,982
		$ 4,703,615
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	433	$ 435,780
Greystar Real Estate Partners LLC, Term Loan, 6.322%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	1,075	1,080,819
		$ 1,516,599
Road & Rail — 0.2%
First Student Bidco, Inc.:
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	394	$ 394,513

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail (continued)
First Student Bidco, Inc.: (continued)
Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 8/15/30	72	$ 72,126
Hertz Corp.:
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	357	305,070
Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 6/30/28	70	60,203
Kenan Advantage Group, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	395	391,729
		$ 1,223,641
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 5.672%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	469	$ 470,329
		$ 470,329
Software — 2.6%
Applied Systems, Inc., Term Loan, 6.172%, (3 mo. USD Term SOFR + 2.50%), 2/24/31	1,153	$ 1,146,918
Astra Acquisition Corp.:
DIP Loan, 12.627%, (3 mo. USD Term SOFR + 8.75%), 4/1/26(17)	26	25,624
Term Loan, 0.00%, 2/25/28(19)	438	93,084
Term Loan, 0.00%, 10/25/28(19)	615	2,597
Term Loan, 12.411%, (3 mo. USD Term SOFR + 8.75%), 4/1/26	11	11,043
Boxer Parent Co., Inc., Term Loan, 6.822%, (3 mo. USD Term SOFR + 3.00%), 7/30/31	781	753,401
Cloud Software Group, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	798	776,386
Cloudera, Inc., Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	788	680,270
Clover Holdings 2 LLC, Term Loan, 7.674%, (1 mo. USD Term SOFR + 4.00%), 12/9/31	596	586,567
Cornerstone OnDemand, Inc., Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	346	291,958
Dayforce, Inc., Term Loan, 8/20/32(16)	350	341,031
Drake Software LLC, Term Loan, 7.922%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	308	297,960
Epicor Software Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	1,178	1,172,078
Marcel LUX IV SARL, Term Loan, 6.66%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	717	712,241
McAfee LLC, Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	970	862,304
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
OID-OL Intermediate I LLC:
Term Loan, 8.067%, (3 mo. USD Term SOFR + 4.25%), 2/1/29	249	$ 179,731
Term Loan, 9.667%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	110	112,182
Open Text Corp., Term Loan, 5.422%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	489	482,842
Polaris Newco LLC, Term Loan, 7.678%, (3 mo. USD Term SOFR + 3.75%), 6/2/28	457	423,071
Project Alpha Intermediate Holding, Inc., Term Loan, 6.922%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	298	278,342
Project Boost Purchaser LLC, Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	498	489,948
RealPage, Inc., Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	451	446,249
Sabre GLBL, Inc.:
Term Loan, 9.772%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	277	220,284
Term Loan, 10.022%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	53	41,881
SkillSoft Corp., Term Loan, 9.036%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	385	249,729
SolarWinds Holdings, Inc., Term Loan, 7.701%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	673	626,181
UKG, Inc., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 2/10/31	1,179	1,152,589
Vision Solutions, Inc., Term Loan, 7.928%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	597	508,256
		$ 12,964,747
Specialty Retail — 1.4%
EG America LLC, Term Loan, 7.322%, (3 mo. USD Term SOFR + 3.50%), 2/7/28	498	$ 498,122
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	646	648,717
Great Outdoors Group LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	696	697,233
Harbor Freight Tools USA, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	540	533,911
Les Schwab Tire Centers, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 4/23/31	563	563,772
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	392	392,575
Men's Wearhouse, Inc., Term Loan, 1/28/31(16)	367	367,306
Petco Health & Wellness Co., Inc., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	634	633,525

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
PetSmart, Inc., Term Loan, 7.671%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	1,981	$ 1,983,148
Speedster Bidco GmbH, Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/11/31	596	594,767
		$ 6,913,076
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure Holdings LLC, Term Loan, 5.928%, (1 mo. USD Term SOFR + 2.25%), 1/14/33	400	$ 399,752
		$ 399,752
Trading Companies & Distributors — 0.9%
CD&R Hydra Buyer, Inc., Term Loan, 7.772%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	491	$ 490,331
Core & Main LP, Term Loan, 5.69%, (3 mo. USD Term SOFR + 2.00%), 7/27/28	433	434,037
DXP Enterprises, Inc., Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	299	301,569
Kodiak Building Partners, Inc., Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 12/4/31	308	303,675
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	1,195	1,197,617
Spin Holdco, Inc.:
Term Loan, 9.101%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	123	125,492
Term Loan - Second Lien, 7.933%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	575	451,280
White Cap Buyer LLC, Term Loan, 6.922%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	703	702,451
Windsor Holdings III LLC, Term Loan, 6.422%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	598	600,736
		$ 4,607,188
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.148% - 6.172%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	863	$ 864,091
KKR Apple Bidco LLC, Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	737	738,200
		$ 1,602,291
Total Senior Floating-Rate Loans (identified cost $149,992,284)		$145,356,298

U.S. Government Agency Mortgage-Backed Securities — 0.3%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(20)	$1,672	$ 1,694,665
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,694,557)		$ 1,694,665

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(8)	$565,000	$ 0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(7)(8)	$333,000	$ 0
		$ 0
Surface Transport — 0.0%
Hertz Corp., Escrow Certificates(7)	$105,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.1%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(21)	4,415,647	$ 4,415,647
Total Affiliated Fund (identified cost $4,415,647)		$ 4,415,647

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 3/10/26(20)	$940	$ 936,597
Total U.S. Treasury Obligations (identified cost $936,418)		$ 936,597
Total Short-Term Investments (identified cost $5,352,065)		$ 5,352,244
Total Investments — 100.6% (identified cost $496,775,769)		$501,049,186
Less Unfunded Loan Commitments — (0.1)%		$ (347,550)
Net Investments — 100.5% (identified cost $496,428,219)		$500,701,636
Other Assets, Less Liabilities — (0.5)%		$ (2,486,079)
Net Assets — 100.0%		$498,215,557
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $282,218,025 or 56.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(3)	When-issued security.
(4)	When-issued, variable rate security whose interest rate will be determined after January 31, 2026.
(5)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(7)	Non-income producing security.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(10)	Restricted security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $47,268,677 or 9.5% of the Fund's net assets.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $348,230.
(18)	Principal amount is less than $500.
(19)	The issuer is in default on the payment of principal but continues to pay interest.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(21)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,100,000	USD	1,317,823	Bank of America, N.A.	3/18/26	$ —	$(11,295)
GBP	250,000	USD	344,938	State Street Bank and Trust Company	3/18/26	—	(2,869)

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	58,905,957	EUR	49,279,213	Bank of America, N.A.	3/18/26	$374,435	$ —
USD	2,377,267	EUR	1,987,934	Citibank, N.A.	3/18/26	16,093	—
USD	1,650,306	GBP	1,197,938	Citibank, N.A.	3/18/26	11,196	—
USD	14,973,576	GBP	10,869,686	State Street Bank and Trust Company	3/18/26	100,845	—
USD	677,253	EUR	572,569	Deutsche Bank AG	3/31/26	—	(3,233)
						$502,569	$(17,397)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(137)	Short	3/20/26	$(15,320,453)	$237,504
U.S. Long Treasury Bond	(49)	Short	3/20/26	(5,641,125)	127,064
					$364,568
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$1,500	5.50% (pays monthly)	5.46%	10/10/29	$ 9,204	$ —	$ 9,204
U.S. Single Family Rental	Goldman Sachs International	1,294	7.85% (pays monthly)	7.64	3/18/28	13,536	1,067	14,603
Total		$2,794				$22,740	$1,067	$23,807
(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,794,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund entered into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund entered into U.S. Treasury futures contracts to change the effective duration of its portfolio.
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At January 31, 2026, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	17,982	$126,953	$273,102
Total Restricted Securities			$126,953	$273,102
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,415,647, which represents 0.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,545,504	$34,845,414	$(42,975,271)	$ —	$ —	$4,415,647	$93,205	4,415,647
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Multi-Asset Credit Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 57,675,796	$ —	$ 57,675,796
Collateralized Mortgage Obligations	—	41,756,421	—	41,756,421
Commercial Mortgage-Backed Securities	—	20,130,934	—	20,130,934
Common Stocks	120,682	538,159	1,356,256	2,015,097
Convertible Bonds	—	1,238,701	—	1,238,701
Corporate Bonds	—	225,746,199	—	225,746,199
Preferred Stocks	—	82,831	—	82,831
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	143,535,123	1,473,625	145,008,748
U.S. Government Agency Mortgage-Backed Securities	—	1,694,665	—	1,694,665
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	4,415,647	—	—	4,415,647
U.S. Treasury Obligations	—	936,597	—	936,597
Total Investments	$4,536,329	$493,335,426	$2,829,881	$500,701,636
Forward Foreign Currency Exchange Contracts	$ —	$ 502,569	$ —	$ 502,569
Futures Contracts	364,568	—	—	364,568
Swap Contracts	—	22,740	—	22,740
Total	$4,900,897	$493,860,735	$2,829,881	$501,591,513
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (17,397)	$ —	$ (17,397)
Total	$ —	$ (17,397)	$ —	$ (17,397)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.